ACCOUNTS AND NOTE RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Allowance for credit loss	$ 7,952	$ 165,288	$ 179,038
Provision for credit loss	$ 0	$ 0	$ 0